Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table for Non-CEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Adjusted EBITDA ($)(4)
					Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)

2023	9,816,270	20,456,413	3,246,395	6,471,887	210	191	375,300,268	697,254,021

2022	9,083,348	2,897,101	3,618,009	2,459,839	120	150	355,319,300	688,402,370

2021	8,657,624	15,593,113	2,520,222	4,098,764	168	200	338,149,296	565,370,622

2020	9,364,617	18,731,976	2,910,778	3,666,859	142	122	272,036,162	468,272,922

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the total compensation reported for each individual in the “Total” column of the Summary Compensation Table (the “SCT”). The CEO for all reporting years is Burton Goldfield. The NEOs other than our CEO for each reporting year were (i) Kelly Tuminelli, Jay Venkat, Alex Warren and Samantha Wellington for 2022 and 2023; (ii) Edward Griese, Olivier Kohler, Kelly Tuminelli and Samantha Wellington for 2021; and (iii) Richard Beckert, Barrett Boston, Edward Griese, Olivier Kohler, Michael P. Murphy, Kelly Tuminelli and Samantha Wellington for 2020.
Peer Group Issuers, Footnote	The Peer Index Group members are Automatic Data Processing, Inc., Barrett Business Services, Inc., Insperity, Inc., Intuit, Inc. and Paychex, Inc.
PEO Total Compensation Amount	$ 9,816,270	$ 9,083,348	$ 8,657,624	$ 9,364,617
PEO Actually Paid Compensation Amount	$ 20,456,413	2,897,101	15,593,113	18,731,976
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”) to our CEO and to our other NEOs as a group (excluding our CEO), in each case computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, the following adjustments were made to SCT total compensation.

CEO
Year	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)(i)	Equity Awards Adjustments ($)(ii)	Compensation Actually Paid ($)

2023	9,816,270	(7,000,070)	17,640,213	20,456,413

2022	9,083,348	(6,625,148)	438,901	2,897,101

2021	8,657,624	(6,000,024)	12,935,513	15,593,113

2020	9,364,617	(6,500,088)	15,867,447	18,731,976

Represents a reduction in an amount equal to the grant date fair value of equity-based awards granted each year as reported in the SCT for the applicable year.

Equity Component of CAP:
CEO
Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2023	9,798,405	886,725	2,943,043	4,012,040	—	17,640,213

2022	5,006,217	541,916	(2,121,477)	(2,987,755)	—	438,901

2021	9,605,161	623,366	1,522,676	1,184,310	—	12,935,513

2020	13,139,170	728,780	837,755	1,161,742	—	15,867,447

Average Non-CEO NEOs
Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2023	2,739,315	221,656	1,100,484	1,101,607	—	5,163,062

2022	2,009,609	117,573	(491,225)	(418,994)	—	1,216,963

2021	2,138,063	119,467	492,451	349,414	(58,294)	3,041,101

2020	2,273,277	143,820	207,938	104,753	(302,233)	2,427,555

As reflected in the table above, equity award values reported for purposes of CAP are calculated by adding or subtracting, as applicable, the following (a) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (b) for any awards that were granted and became vested in the same year, the fair value of those awards as of the vesting date; (c) for any awards granted in a prior year that are outstanding and unvested as of the end of that year, the change in fair value from the end of the prior fiscal year to the end of the applicable year; (d) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year) and (e) the values granted in prior years that were forfeited. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. No dividends or other earnings were paid during the periods reported.

Non-PEO NEO Average Total Compensation Amount	$ 3,246,395	3,618,009	2,520,222	2,910,778
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,471,887	2,459,839	4,098,764	3,666,859
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”) to our CEO and to our other NEOs as a group (excluding our CEO), in each case computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, the following adjustments were made to SCT total compensation.

Average Non-CEO NEOs
Year	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)(i)	Equity Awards Adjustments ($)(ii)	Compensation Actually Paid ($)

2023	3,246,395	(1,937,570)	5,163,062	6,471,887

2022	3,618,009	(2,375,133)	1,216,963	2,459,839

2021	2,520,222	(1,462,559)	3,041,101	4,098,764

2020	2,910,778	(1,671,474)	2,427,555	3,666,859

Represents an addition (or subtraction, as the case may be) in an amount equal to the value of equity awards calculated in accordance with Item 402(v) of Regulation S-K for each year shown, which is generally based on the fair value of equity awards granted during the year valued at year-end plus any change in the value of prior years' awards (see following tables).

Equity Component of CAP:
CEO
Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2023	9,798,405	886,725	2,943,043	4,012,040	—	17,640,213

2022	5,006,217	541,916	(2,121,477)	(2,987,755)	—	438,901

2021	9,605,161	623,366	1,522,676	1,184,310	—	12,935,513

2020	13,139,170	728,780	837,755	1,161,742	—	15,867,447

Average Non-CEO NEOs
Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2023	2,739,315	221,656	1,100,484	1,101,607	—	5,163,062

2022	2,009,609	117,573	(491,225)	(418,994)	—	1,216,963

2021	2,138,063	119,467	492,451	349,414	(58,294)	3,041,101

2020	2,273,277	143,820	207,938	104,753	(302,233)	2,427,555

As reflected in the table above, equity award values reported for purposes of CAP are calculated by adding or subtracting, as applicable, the following (a) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (b) for any awards that were granted and became vested in the same year, the fair value of those awards as of the vesting date; (c) for any awards granted in a prior year that are outstanding and unvested as of the end of that year, the change in fair value from the end of the prior fiscal year to the end of the applicable year; (d) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year) and (e) the values granted in prior years that were forfeited. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. No dividends or other earnings were paid during the periods reported.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR

As shown in the chart below, the CEO's and other NEOs' CAP amounts are generally well-aligned with the Company's TSR over the reported four-year period. This is due primarily to the Company's significant use of long-term equity incentives, which we believe creates alignment with our shareholders' interests.

Although our compensation philosophy and approach to equity grants has remained consistent over the period, the CEO's CAP declined in 2021 versus 2020. This is largely due to CAP value being significantly influenced by changes in our stock price. Our 2021 grant date stock price was higher than that in 2020, and our stock price increased more significantly in 2020 than in 2021. These factors, in addition to the CEO's lower target equity grant value in 2021 versus 2020 (as reflected in the Summary Compensation Table), contributed to his being granted fewer equity shares in 2021, and those shares generally appreciating less than in 2020 as of the relevant CAP valuation dates. In 2023, CAP amounts increased consistent with an increase in TriNet's stock price. Stock price played a relatively smaller role in the non-CEO NEOs' CAP in light of changes in the composition of the group.

Compensation Actually Paid vs. Net Income
CAP versus Net Income

The chart below compares the CEO's and other NEOs' CAP amounts and the Company's net income over the reported four-year period. While the Company does not use year-over-year changes in net income to determine compensation levels or incentive plan payouts, the Company’s net income has increased over the four years presented in the pay versus performance table, which we believe indicates relative alignment (except with respect to the CEO's and other NEOs' declining CAP in 2021 as discussed above) between compensation actually paid and net income for the years indicated.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Adjusted EBITDA

The chart below compares the CEO's and the other NEOs' CAP amounts to the Company's Adjusted EBITDA over the four-year reported period. As explained in the CD&A, Adjusted EBITDA, our Company-Selected Measure, is a financial performance objective in our 2023 Executive Bonus Plan, constituting 30% of each NEO's total target bonus opportunity. As reflected in the Pay Versus Performance Disclosure table above and the chart below, the CEO's and other NEOs' CAP amounts were well-aligned in 2020 and 2021, with the exception that our CEO's CAP declined in 2021 versus 2020 for reasons discussed above. In 2022, CAP amounts declined while Adjusted EBITDA continued to increase steadily. Given the significant emphasis we place on equity compensation for our NEOs, CAP amounts were significantly impacted by TriNet's stock price which, like the broader equities market, experienced declines in 2022. In 2023, Adjusted EBITDA continued to increase, and CAP amounts increased consistent with an increase in TriNet's stock price.

Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group

The chart below compares the 3-year and 5-year cumulative TSR(1) for the Company and for the companies included in our Peer Index Group. Our Peer Index Group is the peer group index reported in Part II, Item 5, "Market for Registrant's Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities," in the Notes to Consolidated Financial Statements in the Annual Report on Form 10-K, for the fiscal year ended December 31, 2023(2).

(1)    TSR reflected in this table is calculated as described in footnote 3 to the Equity Component of CAP table above.
(2)     The Peer Index Group members are Automatic Data Processing, Inc., Barrett Business Services, Inc., Insperity, Inc., Intuit, Inc. and Paychex, Inc.

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Professional Services Revenue
Professional Services Revenue Growth Rate
GAAP EPS

Total Shareholder Return Amount	$ 210	120	168	142
Peer Group Total Shareholder Return Amount	191	150	200	122
Net Income (Loss)	$ 375,300,268	$ 355,319,300	$ 338,149,296	$ 272,036,162
Company Selected Measure Amount	697,254,021	688,402,370	565,370,622	468,272,922
PEO Name	Burton Goldfield
Additional 402(v) Disclosure	The Total Shareholder Return (TSR) is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Peer Group Shareholder Return represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is stated below and is consistent with the peer group used for purposes of Item 201(e) of Regulation S-K as reported in our Form 10-K for the fiscal year ended December 31, 2023.The metrics listed in the table below represent, in our assessment, the most important financial performance measures we used to link compensation actually paid to our NEOs to our Company performance for the fiscal year ended December 31, 2023.
Professional Services Revenue and Adjusted EBITDA are the financial performance objectives that together receive 60% weighting (and separately each receive 30% weighting) in the determination of performance achievement under the 2023 Executive Bonus Plan. Professional Services Revenue Growth Rate and GAAP EPS are the performance measures used to determine amounts earned by the NEOs, subject to continued time-based vesting, under our 2023 PSUs. While the Company uses several performance measures in connection with its executive compensation program, for purposes of the SEC rules, in our assessment, Adjusted EBITDA represents the most important financial performance measure used by us to link compensation actually paid to our NEOs to company performance for 2023 (our "Company-Selected Measure"). This is evidenced in part by the Adjusted EBITDA Gate in our 2023 Executive Bonus Plan.
	As explained in the "Compensation Discussion and Analysis", the CHCM Committee takes a holistic approach to the Company’s executive compensation program and uses both long-term and short-term incentive awards to further the objective of incentivizing our NEOs to increase value for stockholders. The CHCM Committee believes that all of the financial and non-financial performance measures described in the “Compensation Discussion and Analysis” are critical to linking NEO pay to company performance and considered each of them carefully in designing the 2023 NEO compensation program and in determining the NEOs' 2023 compensation.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure that adjusts net income to exclude the impact of income tax, interest expense, bank fees and other, depreciation, amortization of intangible assets, stock based compensation expense, amortization of cloud computing arrangements, and transaction and integration costs. Combined with other financial and individual performance objectives, Adjusted EBITDA is an important element in how we link compensation actually paid to our NEOs to Company performance. Adjusted EBITDA is defined and reported under “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
Measure:: 2
Pay vs Performance Disclosure
Name	Professional Services Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Professional Services Revenue Growth Rate
Measure:: 4
Pay vs Performance Disclosure
Name	GAAP EPS
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,000,070)	$ (6,625,148)	$ (6,000,024)	$ (6,500,088)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,640,213	438,901	12,935,513	15,867,447
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,798,405	5,006,217	9,605,161	13,139,170
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,943,043	(2,121,477)	1,522,676	837,755
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,725	541,916	623,366	728,780
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,012,040	(2,987,755)	1,184,310	1,161,742
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,937,570)	(2,375,133)	(1,462,559)	(1,671,474)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,163,062	1,216,963	3,041,101	2,427,555
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,739,315	2,009,609	2,138,063	2,273,277
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100,484	(491,225)	492,451	207,938
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,656	117,573	119,467	143,820
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,101,607	(418,994)	349,414	104,753
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (58,294)	$ (302,233)